Income Taxes - Summary of Reconciliation Between the Income Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax	¥ (1,795,067)	$ (281,685)	¥ (613,699)	¥ (178,978)
Tax benefit at EIT tax rate of 25%	(448,767)		(153,425)	(44,745)
Expenses not deductible for tax purposes	52,051		65,034	23,199
Research and development super deduction	(37,492)		(44,143)	(10,343)
Effect of different tax rates of subsidiaries operating in other jurisdictions	4,149		37,673	376
Effect of PRC preferential tax rates	52,502		0	0
Changes in valuation allowance	156,570		145,016	174,041
Income tax expense/(benefit)	¥ (220,987)	$ (34,678)	¥ 50,155	¥ 142,528